Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Change in foreign currency translation adjustments	$ (25,500)	$ 51,320	$ 177,957
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Change in unrealized gain (loss) on securities	769,105	542,911	672,735
Change in other-than-temporary impairment losses recognized in other comprehensive income	(1,236)	4,081	(10,429)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Changes in pension and other postretirement plan adjustments	(16,400)	1,566	(1,468)
Total other comprehensive income (loss)	725,969	599,878	838,795
Before Tax Amount [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	(28,779)	72,989	187,195
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	4,858	(41,302)	(8,102)
Change in foreign currency translation adjustments	(23,921)	31,687	179,093
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	1,118,586	849,226	949,091
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	72,841	41,069	(84,348)
Change in unrealized gain (loss) on securities	1,045,745	808,157	1,033,439
Change in other-than-temporary impairment losses recognized in other comprehensive income	(1,901)	6,279	(16,045)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	460	(321)	(422)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	(25,441)	2,798	(1,800)
Changes in pension and other postretirement plan adjustments	(24,981)	2,477	(2,222)
Total other comprehensive income (loss)	994,942	848,600	1,194,265
Tax Expense Benefit [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	121	5,177	(3,972)
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	(1,700)	14,456	2,836
Change in foreign currency translation adjustments	(1,579)	19,633	(1,136)
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	(302,134)	(279,620)	(331,182)
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	(25,494)	(14,374)	29,522
Change in unrealized gain (loss) on securities	(276,640)	(265,246)	(360,704)
Change in other-than-temporary impairment losses recognized in other comprehensive income	665	(2,198)	5,616
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	(185)	108	141
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	8,766	(1,019)	613
Changes in pension and other postretirement plan adjustments	8,581	(911)	754
Total other comprehensive income (loss)	(268,973)	(248,722)	(355,470)
After Tax Amount [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	(28,658)	78,166	183,223
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	3,158	(26,846)	(5,266)
Change in foreign currency translation adjustments	(25,500)	51,320	177,957
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	816,452	569,606	617,909
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	47,347	26,695	(54,826)
Change in unrealized gain (loss) on securities	769,105	542,911	672,735
Change in other-than-temporary impairment losses recognized in other comprehensive income	(1,236)	4,081	(10,429)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	275	(213)	(281)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	(16,675)	1,779	(1,187)
Changes in pension and other postretirement plan adjustments	(16,400)	1,566	(1,468)
Total other comprehensive income (loss)	$ 725,969	$ 599,878	$ 838,795